Inventory (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Details
Inventory - finished goods		$ 218,592	$ 290,623
Inventory - parts		89,621	87,450
Gross inventory		308,213	378,073
Provision for losses and obsolescence		(76,260)	(93,165)
Net inventory	$ 176,109	$ 231,953	$ 284,908